Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - EBP 06-0383750-100 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	$ 582,408	$ 615,905
Minimum [Member] | EBP, Synthetic Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit Responsive Investment Contract Crediting Rate	0.00%
Minimum [Member] | EBP, Traditional Guaranteed Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit Responsive Investment Contract Crediting Rate	0.00%
Investment, Identifier [Axis]: American General Life 1635582 - Synthetic GIC Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	$ 64,030	65,278
Investment, Identifier [Axis]: American General Life 1646368 - Synthetic GIC Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	78,566	83,298
Investment, Identifier [Axis]: New York Life - Traditional GIC Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	74,903	79,345
Investment, Identifier [Axis]: Prudential - Synthetic GIC Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	133,246	142,311
Investment, Identifier [Axis]: RGA - Synthetic GIC Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	68,890	73,358
Investment, Identifier [Axis]: Transamerica Premier Life - Synthetic GIC Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Contract Value	$ 162,773	$ 172,315